LONG-TERM DEBT - Disclosure Of Maturity Analysis Of Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities	$ 624
Less than one year
Disclosure of detailed information about borrowings [line items]
Lease liabilities	432
One to three years
Disclosure of detailed information about borrowings [line items]
Lease liabilities	$ 192